Operating Segment Information (Schedule Of Long-Lived Assets By Geographic Region) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived Assets	$ 261,771	$ 246,429
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived Assets	254,809	233,052
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived Assets	$ 6,962	$ 13,377